AMG River Road Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2026
	Shares	Value
Common Stocks - 97.7%
Communication Services - 9.5%
Atlanta Braves Holdings, Inc., Class C*	169,075	$6,751,165
News Corp., Class A	373,938	10,107,544
Universal Music Group, N.V. (Netherlands)	1,052,588	12,862,625
Warner Music Group Corp., Class A	228,704	6,856,546

Total Communication Services		36,577,880
Consumer Discretionary - 13.5%
Carnival Corp.*	310,977	9,335,530
Expedia Group, Inc.	16,606	4,397,933
Lennar Corp., Class A	61,139	6,685,550
Lithia Motors, Inc.	38,495	12,450,823
Murphy USA, Inc.	21,952	9,274,939
Restaurant Brands International, Inc. (Canada)	64,158	4,297,944
SharkNinja, Inc.*,1	49,817	5,888,369

Total Consumer Discretionary		52,331,088
Consumer Staples - 11.9%
Albertsons Cos., Inc., Class A1	329,847	5,491,953
BJ's Wholesale Club Holdings, Inc.*	116,994	10,814,925
Cal-Maine Foods, Inc.[1]	81,665	6,821,477
Coca-Cola Consolidated, Inc.	67,177	10,214,935
The Estee Lauder Cos., Inc., Class A	49,907	5,753,279
The Kroger Co.	110,200	6,926,070

Total Consumer Staples		46,022,639
Financials - 22.8%
Ares Management Corp., Class A	80,009	11,974,947
The Carlyle Group, Inc.[1]	86,047	5,057,843
Commerce Bancshares, Inc.	143,540	7,555,946
Corpay, Inc.*	27,173	8,549,441
Fairfax Financial Holdings, Ltd. (Canada)	3,774	6,224,458
First Citizens BancShares, Inc., Class A	3,787	7,837,461
Morningstar, Inc.	41,589	8,404,721
TPG, Inc.	132,090	7,781,422
Voya Financial, Inc.	70,196	5,381,225
White Mountains Insurance Group, Ltd.	6,038	12,347,287
Willis Towers Watson PLC (United Kingdom)	21,889	6,949,101

Total Financials		88,063,852
Health Care - 8.2%
The Cooper Cos., Inc.*	122,277	9,950,902
GE HealthCare Technologies, Inc.	95,859	7,569,985
Labcorp Holdings, Inc.	26,418	7,173,016
	Shares	Value

Smith & Nephew PLC, Sponsored ADR (United Kingdom)[1]	203,041	$6,931,820

Total Health Care		31,625,723
Industrials - 24.5%
Alamo Group, Inc.	24,908	4,864,782
API Group Corp.*	129,825	5,396,825
CACI International, Inc., Class A*	8,303	5,152,676
Carlisle Cos., Inc.	33,211	11,321,298
CNH Industrial, N.V. (United Kingdom)	602,329	6,481,060
Delta Air Lines, Inc.	73,970	4,873,883
Expeditors International of Washington, Inc.	30,192	4,847,024
Landstar System, Inc.	50,617	7,560,155
McGrath RentCorp	71,706	8,008,843
Oshkosh Corp.	39,362	5,661,043
Simpson Manufacturing Co., Inc.	63,518	11,228,712
SS&C Technologies Holdings, Inc.	136,618	11,187,648
UFP Industries, Inc.	51,326	5,300,949
UniFirst Corp.	12,832	2,758,880

Total Industrials		94,643,778
Materials - 4.0%
Amrize, Ltd.*	164,366	8,648,939
Titan America, S.A. (Belgium)	395,514	6,866,123

Total Materials		15,515,062
Real Estate - 3.3%
Mid-America Apartment Communities, Inc., REIT	55,855	7,501,327
The St. Joe Co.	77,744	5,145,875

Total Real Estate		12,647,202

Total Common Stocks (Cost $339,459,666)		377,427,224

	Principal Amount
Short-Term Investments - 3.7%
Joint Repurchase Agreements - 1.3%[2]
Citadel Securities LLC, dated 01/30/26, due 02/02/26, 3.710% total to be received $4,670,443 (collateralized by various U.S. Treasuries, 0.000% - 4.500%, 02/15/26 - 11/15/55, totaling $4,763,853)	$4,669,000	4,669,000
Daiwa Capital Markets America, dated 01/30/26, due 02/02/26, 3.660% total to be received $298,693 (collateralized by various U.S. Treasuries, 1.125% - 4.375%, 02/28/27 - 06/30/31, totaling $304,574)	298,602	298,602

Total Joint Repurchase Agreements		4,967,602

AMG River Road Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Repurchase Agreements - 2.4%
Fixed Income Clearing Corp., dated 01/30/26, due 02/02/26, 3.350% total to be received $9,413,627 (collateralized by a U.S. Treasury Note, 3.500%, 11/15/28, totaling $9,599,243)	$9,411,000	$9,411,000

Total Short-Term Investments (Cost $14,378,602)		14,378,602
Value

Total Investments - 101.4% (Cost $353,838,268)	$391,805,826
Other Assets, less Liabilities - (1.4)%	(5,333,130)
Net Assets - 100.0%	$386,472,696

*	Non-income producing security.
[1]	Some of these securities, amounting to $19,665,044 or 5.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$377,427,224	—	—	$377,427,224
Short-Term Investments
Joint Repurchase Agreements	—	$4,967,602	—	4,967,602
Repurchase Agreements	—	9,411,000	—	9,411,000
Total Investments in Securities	$377,427,224	$14,378,602	—	$391,805,826

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2026, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$19,665,044	$4,967,602	$15,026,559	$19,994,161
The following table summarizes the securities received as collateral for securities lending at January 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.000%	02/15/26-05/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.